Revenues (Details) - Schedule of changes in deferred revenue - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Changes In Deferred Revenue Abstract
Deferred revenue	[1]	$ 75,434	$ 72,307

[1]	Includes $25.2 million and $21.1 million under long term deferred revenue in the Company's consolidated balance sheets as of December 31, 2022 and December 31, 2021, respectively.